Finance Revenue and Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Finance costs	$ 6,233	$ 6,068
Convertible Debt [member]
Disclosure of detailed information about borrowings [line items]
Interest on borrowings	1,089	4,418
Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Interest on borrowings	3,994	0
Note payable [member]
Disclosure of detailed information about borrowings [line items]
Interest on borrowings	532	140
Reserves based lending facility [member]
Disclosure of detailed information about borrowings [line items]
Interest on borrowings	289	0
Borrowing base facility [member]
Disclosure of detailed information about borrowings [line items]
Interest on borrowings	0	786
Long-term debt [member]
Disclosure of detailed information about borrowings [line items]
Amortization of deferred financing costs	$ 329	$ 724